Annual Total Returns - Fidelity Advisor® Real Estate Fund [BarChart] - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-14 - Fidelity Advisor® Real Estate Fund - Fidelity Advisor Real Estate Fund-Class A
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	18.11%
Annual Return 2013	1.43%
Annual Return 2014	29.52%
Annual Return 2015	3.29%
Annual Return 2016	5.26%
Annual Return 2017	3.58%
Annual Return 2018	(6.66%)
Annual Return 2019	22.72%
Annual Return 2020	(6.90%)
Annual Return 2021	38.51%